INCOME TAXES - Schedule of Credit Carryforwards (Details) $ in Millions	Dec. 31, 2021 USD ($)
United States: | Federal
Income Taxes [Line Items]
NOL carryforwards	$ 118.9
United States: | State
Income Taxes [Line Items]
NOL carryforwards	138.4
Indefinite | United States: | Federal
Income Taxes [Line Items]
NOL carryforwards	101.1
R&D credit carryforwards | United States: | Federal
Income Taxes [Line Items]
Tax credit carryforwards	2.5
R&D credit carryforwards | United States: | State
Income Taxes [Line Items]
Tax credit carryforwards	0.8
R&D credit carryforwards | Canada
Income Taxes [Line Items]
Tax credit carryforwards	5.1
Non-capital loss carryforwards | Canada
Income Taxes [Line Items]
Tax credit carryforwards	31.2
Investment tax credit carryforwards | Canada
Income Taxes [Line Items]
Tax credit carryforwards	$ 1.2